Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000072477 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Peru and Global Exposure ETF
Class Name	iShares MSCI Peru and Global Exposure ETF
Trading Symbol	EPU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Peru and Global Exposure ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Peru and Global Exposure ETF	$30	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.18%	23.39%	9.92%	6.36%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI All Peru Capped Index	3.61	24.73	10.33	6.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 71,538,432
Holdings Count | Holding	27
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$71,538,432
Number of Portfolio Holdings	27
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	50.2%
Financials	28.1%
Consumer Discretionary	5.4%
Industrials	4.1%
Consumer Staples	3.5%
Real Estate	2.6%
Utilities	2.4%
Health Care	1.9%
Communication Services	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Credicorp Ltd.	23.4%
Southern Copper Corp.	21.6%
Cia. de Minas Buenaventura SAA	4.7%
Sociedad Minera Cerro Verde SAA	3.9%
Hochschild Mining PLC	3.7%
Ferreycorp SAA	2.9%
Wheaton Precious Metals Corp.	2.9%
Falabella SA	2.8%
Pan American Silver Corp.	2.7%
Laureate Education Inc.	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Credicorp Ltd.	23.4%
Southern Copper Corp.	21.6%
Cia. de Minas Buenaventura SAA	4.7%
Sociedad Minera Cerro Verde SAA	3.9%
Hochschild Mining PLC	3.7%
Ferreycorp SAA	2.9%
Wheaton Precious Metals Corp.	2.9%
Falabella SA	2.8%
Pan American Silver Corp.	2.7%
Laureate Education Inc.	2.7%
(a)	Excludes money market funds.

C000087422 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China Small-Cap ETF
Class Name	iShares MSCI China Small-Cap ETF
Trading Symbol	ECNS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI China Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Small-Cap ETF	$34	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	28.44%	25.40%	(2.37)%	(0.64)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI China Small Cap Index	27.84	24.08	(4.56)	(2.22)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 68,172,059
Holdings Count | Holding	256
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$68,172,059
Number of Portfolio Holdings	256
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	19.8%
Information Technology	15.4%
Industrials	11.8%
Consumer Discretionary	11.6%
Real Estate	11.2%
Communication Services	8.2%
Materials	7.7%
Financials	5.3%
Consumer Staples	5.2%
Utilities	2.5%
Energy	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
GDS Holdings Ltd., Class A	3.4%
Zai Lab Ltd.	2.4%
Kingsoft Cloud Holdings Ltd.	1.6%
Sunac China Holdings Ltd.	1.4%
Minth Group Ltd.	1.4%
HUTCHMED China Ltd.	1.3%
Kingboard Holdings Ltd.	1.3%
Meitu Inc.	1.3%
NetEase Cloud Music Inc.	1.3%
Chinasoft International Ltd.	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
GDS Holdings Ltd., Class A	3.4%
Zai Lab Ltd.	2.4%
Kingsoft Cloud Holdings Ltd.	1.6%
Sunac China Holdings Ltd.	1.4%
Minth Group Ltd.	1.4%
HUTCHMED China Ltd.	1.3%
Kingboard Holdings Ltd.	1.3%
Meitu Inc.	1.3%
NetEase Cloud Music Inc.	1.3%
Chinasoft International Ltd.	1.2%
(a)	Excludes money market funds.

C000087423 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Indonesia ETF
Class Name	iShares MSCI Indonesia ETF
Trading Symbol	EIDO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Indonesia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Indonesia ETF	$26	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.60%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(26.83)%	(25.73)%	(3.37)%	(3.41)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Indonesia IMI 25/50 Index	(27.08)	(25.63)	(3.02)	(2.95)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 244,513,927
Holdings Count | Holding	80
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$244,513,927
Number of Portfolio Holdings	80
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	49.8%
Materials	11.9%
Consumer Staples	9.9%
Communication Services	6.6%
Consumer Discretionary	5.9%
Energy	5.8%
Industrials	5.0%
Health Care	2.4%
Real Estate	1.6%
Utilities	1.0%
Information Technology	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Central Asia Tbk PT	23.0%
Bank Rakyat Indonesia Persero Tbk PT	12.0%
Bank Mandiri Persero Tbk PT	9.0%
Telkom Indonesia Persero Tbk PT	4.5%
Astra International Tbk PT	3.8%
GoTo Gojek Tokopedia Tbk PT	3.5%
Bank Negara Indonesia Persero Tbk PT	3.3%
Chandra Asri Pacific Tbk PT	2.7%
Amman Mineral Internasional PT	2.3%
Sumber Alfaria Trijaya Tbk PT	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Central Asia Tbk PT	23.0%
Bank Rakyat Indonesia Persero Tbk PT	12.0%
Bank Mandiri Persero Tbk PT	9.0%
Telkom Indonesia Persero Tbk PT	4.5%
Astra International Tbk PT	3.8%
GoTo Gojek Tokopedia Tbk PT	3.5%
Bank Negara Indonesia Persero Tbk PT	3.3%
Chandra Asri Pacific Tbk PT	2.7%
Amman Mineral Internasional PT	2.3%
Sumber Alfaria Trijaya Tbk PT	2.2%
(a)	Excludes money market funds.

C000087424 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI New Zealand ETF
Class Name	iShares MSCI New Zealand ETF
Trading Symbol	ENZL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI New Zealand ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI New Zealand ETF	$23	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.50%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(12.90)%	(3.76)%	(2.10)%	3.54%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI New Zealand All Cap Top 25 Capped Index	(12.52)	(3.25)	(1.57)	4.03
MSCI New Zealand IMI 25/50 Index	(10.45)	(0.96)	(1.11)	4.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
The performance of the MSCI New Zealand All Cap Top 25 Capped Index in this report reflects the performance of the MSCI New Zealand IMI 25/50 Index through September 2, 2024 and, beginning on September 3, 2024, the performance of the MSCI New Zealand All Cap Top 25 Capped Index, which, effective as of September 3, 2024, replaced the MSCI New Zealand IMI 25/50 Index as the underlying index of the Fund.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 70,323,054
Holdings Count | Holding	28
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$70,323,054
Number of Portfolio Holdings	28
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	28.3%
Industrials	24.6%
Utilities	13.7%
Real Estate	13.1%
Financials	11.6%
Communication Services	3.7%
Information Technology	2.1%
Consumer Discretionary	1.5%
Energy	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Fisher & Paykel Healthcare Corp. Ltd.	20.8%
Auckland International Airport Ltd.	14.3%
Infratil Ltd.	10.4%
Meridian Energy Ltd.	4.7%
Contact Energy Ltd.	4.7%
EBOS Group Ltd.	4.4%
Fletcher Building Ltd.	4.4%
Mercury NZ Ltd.	4.3%
Spark New Zealand Ltd.	3.6%
Ryman Healthcare Ltd.	3.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Fisher & Paykel Healthcare Corp. Ltd.	20.8%
Auckland International Airport Ltd.	14.3%
Infratil Ltd.	10.4%
Meridian Energy Ltd.	4.7%
Contact Energy Ltd.	4.7%
EBOS Group Ltd.	4.4%
Fletcher Building Ltd.	4.4%
Mercury NZ Ltd.	4.3%
Spark New Zealand Ltd.	3.6%
Ryman Healthcare Ltd.	3.1%
(a)	Excludes money market funds.

C000087428 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Poland ETF
Class Name	iShares MSCI Poland ETF
Trading Symbol	EPOL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Poland ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Poland ETF	$31	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.88%	14.83%	11.60%	3.17%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Poland IMI 25/50 Index	6.27	14.04	11.62	3.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 228,132,956
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$228,132,956
Number of Portfolio Holdings	35
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	47.9%
Consumer Discretionary	12.8%
Energy	9.5%
Materials	7.3%
Communication Services	6.5%
Consumer Staples	5.9%
Utilities	4.3%
Industrials	3.7%
Information Technology	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	15.5%
ORLEN SA	9.5%
Powszechny Zaklad Ubezpieczen SA	8.5%
Bank Polska Kasa Opieki SA	8.2%
Dino Polska SA	4.7%
LPP SA	4.6%
Santander Bank Polska SA	4.5%
KGHM Polska Miedz SA	4.1%
CD Projekt SA	3.9%
Allegro.eu SA	3.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	15.5%
ORLEN SA	9.5%
Powszechny Zaklad Ubezpieczen SA	8.5%
Bank Polska Kasa Opieki SA	8.2%
Dino Polska SA	4.7%
LPP SA	4.6%
Santander Bank Polska SA	4.5%
KGHM Polska Miedz SA	4.1%
CD Projekt SA	3.9%
Allegro.eu SA	3.7%
(a)	Excludes money market funds.

C000087775 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Brazil Small-Cap ETF
Class Name	iShares MSCI Brazil Small-Cap ETF
Trading Symbol	EWZS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Brazil Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil Small-Cap ETF	$27	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.60%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(18.75)%	(26.72)%	(8.16)%	1.57%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Brazil Small Cap Index	(18.19)	(26.27)	(7.56)	2.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 111,191,068
Holdings Count | Holding	77
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$111,191,068
Number of Portfolio Holdings	77
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	17.6%
Financials	16.1%
Consumer Staples	11.9%
Materials	11.5%
Industrials	10.5%
Utilities	10.0%
Health Care	8.5%
Real Estate	6.5%
Energy	6.4%
Communication Services	0.5%
Information Technology	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
StoneCo Ltd., Class A	5.0%
Lojas Renner SA	4.4%
Hapvida Participacoes e Investimentos SA	3.8%
Sendas Distribuidora SA	3.3%
Cosan SA	3.2%
Pagseguro Digital Ltd., Class A	3.2%
Inter & Co. Inc., Class A	2.8%
Hypera SA	2.7%
Multiplan Empreendimentos Imobiliarios SA	2.6%
Allos SA	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
StoneCo Ltd., Class A	5.0%
Lojas Renner SA	4.4%
Hapvida Participacoes e Investimentos SA	3.8%
Sendas Distribuidora SA	3.3%
Cosan SA	3.2%
Pagseguro Digital Ltd., Class A	3.2%
Inter & Co. Inc., Class A	2.8%
Hypera SA	2.7%
Multiplan Empreendimentos Imobiliarios SA	2.6%
Allos SA	2.5%
(a)	Excludes money market funds.

C000087779 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Ireland ETF
Class Name	iShares MSCI Ireland ETF
Trading Symbol	EIRL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Ireland ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Ireland ETF	$23	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.50%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(11.41)%	(5.71)%	9.81%	6.33%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI All Ireland Capped Index	(11.36)	(5.32)	10.29	6.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 60,741,483
Holdings Count | Holding	27
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$60,741,483
Number of Portfolio Holdings	27
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	26.5%
Financials	19.8%
Industrials	18.8%
Health Care	18.7%
Consumer Discretionary	10.8%
Real Estate	2.1%
Materials	1.9%
Communication Services	1.0%
Energy	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Kerry Group PLC, Class A	16.2%
ICON PLC	15.7%
AIB Group PLC	14.5%
Ryanair Holdings PLC	4.8%
Bank of Ireland Group PLC	4.8%
Kingspan Group PLC	4.8%
DCC PLC	4.4%
Grafton Group PLC	4.2%
Cairn Homes PLC	3.9%
Dole PLC	3.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Kerry Group PLC, Class A	16.2%
ICON PLC	15.7%
AIB Group PLC	14.5%
Ryanair Holdings PLC	4.8%
Bank of Ireland Group PLC	4.8%
Kingspan Group PLC	4.8%
DCC PLC	4.4%
Grafton Group PLC	4.2%
Cairn Homes PLC	3.9%
Dole PLC	3.8%
(a)	Excludes money market funds.

C000087875 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Philippines ETF
Class Name	iShares MSCI Philippines ETF
Trading Symbol	EPHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Philippines ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Philippines ETF	$28	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(12.48)%	(10.13)%	(2.56)%	(4.29)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Philippines IMI 25/50 Index	(12.20)	(9.58)	(1.86)	(3.62)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 90,202,989
Holdings Count | Holding	35
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$90,202,989
Number of Portfolio Holdings	35
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	28.3%
Financials	25.2%
Real Estate	11.9%
Consumer Staples	8.8%
Consumer Discretionary	8.6%
Utilities	7.9%
Communication Services	6.1%
Energy	2.0%
Materials	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BDO Unibank Inc.	12.1%
International Container Terminal Services Inc.	12.1%
Bank of the Philippine Islands	8.7%
SM Prime Holdings Inc.	7.4%
SM Investments Corp.	5.3%
Jollibee Foods Corp.	4.6%
Manila Electric Co.	4.6%
Metropolitan Bank & Trust Co.	4.4%
PLDT Inc.	4.1%
Century Pacific Food Inc.	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BDO Unibank Inc.	12.1%
International Container Terminal Services Inc.	12.1%
Bank of the Philippine Islands	8.7%
SM Prime Holdings Inc.	7.4%
SM Investments Corp.	5.3%
Jollibee Foods Corp.	4.6%
Manila Electric Co.	4.6%
Metropolitan Bank & Trust Co.	4.4%
PLDT Inc.	4.1%
Century Pacific Food Inc.	2.7%
(a)	Excludes money market funds.

C000098688 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China ETF
Class Name	iShares MSCI China ETF
Trading Symbol	MCHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI China ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China ETF	$34	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	29.90%	39.49%	(0.78)%	2.03%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI China Index	29.03	39.02	(0.31)	2.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,937,552,593
Holdings Count | Holding	568
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,937,552,593
Number of Portfolio Holdings	568
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	32.3%
Communication Services	21.4%
Financials	17.1%
Information Technology	8.9%
Industrials	4.2%
Consumer Staples	3.6%
Health Care	3.5%
Materials	2.6%
Energy	2.5%
Utilities	2.0%
Real Estate	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	16.5%
Alibaba Group Holding Ltd.	11.1%
Xiaomi Corp., Class B	4.6%
Meituan, Class B	4.3%
China Construction Bank Corp., Class H	3.4%
PDD Holdings Inc.	3.3%
JD.com Inc., Class A	2.1%
BYD Co. Ltd., Class H	2.1%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
Bank of China Ltd., Class H	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	16.5%
Alibaba Group Holding Ltd.	11.1%
Xiaomi Corp., Class B	4.6%
Meituan, Class B	4.3%
China Construction Bank Corp., Class H	3.4%
PDD Holdings Inc.	3.3%
JD.com Inc., Class A	2.1%
BYD Co. Ltd., Class H	2.1%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
Bank of China Ltd., Class H	1.7%
(a)	Excludes money market funds.

C000106876 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI India Small-Cap ETF
Class Name	iShares MSCI India Small-Cap ETF
Trading Symbol	SMIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI India Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India Small-Cap ETF	$33	0.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.74%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(21.24)%	(8.60)%	14.03%	7.37%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI India Small Cap Index	(25.29)	(9.36)	16.81	9.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 544,260,758
Holdings Count | Holding	525
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$544,260,758
Number of Portfolio Holdings	525
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Industrials	20.7%
Financials	17.4%
Materials	14.3%
Consumer Discretionary	13.7%
Health Care	13.1%
Information Technology	7.4%
Consumer Staples	3.8%
Real Estate	3.7%
Utilities	3.1%
Communication Services	2.0%
Energy	0.8%
Ten largest holdings
Security	Percent of Total Investments
Coforge Ltd.	1.7%
Federal Bank Ltd.	1.2%
Embassy Office Parks REIT	1.1%
Fortis Healthcare Ltd.	1.1%
Max Financial Services Ltd.	0.9%
Blue Star Ltd.	0.9%
Crompton Greaves Consumer Electricals Ltd.	0.8%
One 97 Communications Ltd.	0.8%
KPIT Technologies Ltd.	0.7%
Coromandel International Ltd.	0.7%

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments
Coforge Ltd.	1.7%
Federal Bank Ltd.	1.2%
Embassy Office Parks REIT	1.1%
Fortis Healthcare Ltd.	1.1%
Max Financial Services Ltd.	0.9%
Blue Star Ltd.	0.9%
Crompton Greaves Consumer Electricals Ltd.	0.8%
One 97 Communications Ltd.	0.8%
KPIT Technologies Ltd.	0.7%
Coromandel International Ltd.	0.7%

C000106878 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI India ETF
Class Name	iShares MSCI India ETF
Trading Symbol	INDA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI India ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India ETF	$28	0.61%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.61%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(16.05)%	(5.20)%	9.96%	5.17%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI India Index	(19.67)	(6.23)	11.71	6.42

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,179,760,495
Holdings Count | Holding	158
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,179,760,495
Number of Portfolio Holdings	158
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.1%
Consumer Discretionary	12.7%
Information Technology	11.5%
Energy	8.6%
Industrials	8.4%
Materials	7.6%
Consumer Staples	6.5%
Health Care	5.8%
Communication Services	4.5%
Utilities	3.7%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	8.4%
Reliance Industries Ltd.	6.3%
ICICI Bank Ltd.	5.4%
Infosys Ltd.	4.9%
Bharti Airtel Ltd.	3.5%
Tata Consultancy Services Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.1%
Bajaj Finance Ltd.	2.0%
Axis Bank Ltd.	2.0%
Larsen & Toubro Ltd.	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	8.4%
Reliance Industries Ltd.	6.3%
ICICI Bank Ltd.	5.4%
Infosys Ltd.	4.9%
Bharti Airtel Ltd.	3.5%
Tata Consultancy Services Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.1%
Bajaj Finance Ltd.	2.0%
Axis Bank Ltd.	2.0%
Larsen & Toubro Ltd.	1.8%
(a)	Excludes money market funds.

C000108733 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Denmark ETF
Class Name	iShares MSCI Denmark ETF
Trading Symbol	EDEN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Denmark ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Denmark ETF	$24	0.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.53%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(14.27)%	(5.26)%	12.66%	9.74%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Denmark IMI 25/50 Index	(14.37)	(5.07)	12.99	10.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 233,517,994
Holdings Count | Holding	47
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$233,517,994
Number of Portfolio Holdings	47
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	40.6%
Industrials	23.8%
Financials	14.9%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Materials	5.0%
Utilities	2.3%
Information Technology	1.4%
Energy	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	24.3%
DSV A/S	8.3%
Danske Bank A/S	5.2%
Novonesis (Novozymes) B, Class B	5.0%
Pandora A/S	3.6%
Genmab A/S	3.4%
Coloplast A/S, Class B	3.3%
Carlsberg A/S, Class B	3.2%
Vestas Wind Systems A/S	3.1%
AP Moller - Maersk A/S, Class B	2.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	24.3%
DSV A/S	8.3%
Danske Bank A/S	5.2%
Novonesis (Novozymes) B, Class B	5.0%
Pandora A/S	3.6%
Genmab A/S	3.4%
Coloplast A/S, Class B	3.3%
Carlsberg A/S, Class B	3.2%
Vestas Wind Systems A/S	3.1%
AP Moller - Maersk A/S, Class B	2.4%
(a)	Excludes money market funds.

C000108737 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Finland ETF
Class Name	iShares MSCI Finland ETF
Trading Symbol	EFNL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Finland ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Finland ETF	$26	0.54%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.59)%	8.04%	4.56%	4.07%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Finland IMI 25/50 Index	(3.01)	6.94	3.60	3.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 17,867,670
Holdings Count | Holding	36
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,867,670
Number of Portfolio Holdings	36
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.4%
Industrials	23.7%
Information Technology	13.0%
Materials	12.8%
Health Care	3.8%
Consumer Discretionary	3.8%
Utilities	3.7%
Communication Services	3.5%
Consumer Staples	2.8%
Energy	2.1%
Real Estate	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nordea Bank Abp	18.8%
Nokia OYJ	10.6%
Sampo OYJ, Class A	9.1%
Kone OYJ, Class B	7.4%
Wartsila OYJ Abp	4.4%
UPM-Kymmene OYJ	4.3%
Fortum OYJ	3.7%
Metso OYJ	3.7%
Elisa OYJ	3.5%
Stora Enso OYJ, Class R	3.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nordea Bank Abp	18.8%
Nokia OYJ	10.6%
Sampo OYJ, Class A	9.1%
Kone OYJ, Class B	7.4%
Wartsila OYJ Abp	4.4%
UPM-Kymmene OYJ	4.3%
Fortum OYJ	3.7%
Metso OYJ	3.7%
Elisa OYJ	3.5%
Stora Enso OYJ, Class R	3.3%
(a)	Excludes money market funds.

C000108740 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Norway ETF
Class Name	iShares MSCI Norway ETF
Trading Symbol	ENOR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Norway ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Norway ETF	$26	0.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.04)%	10.53%	7.02%	3.35%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Norway IMI 25/50 Index	(2.09)	10.75	7.41	3.69

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 28,540,995
Holdings Count | Holding	63
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$28,540,995
Number of Portfolio Holdings	63
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Energy	25.6%
Financials	23.8%
Consumer Staples	14.9%
Industrials	14.7%
Materials	8.8%
Communication Services	7.6%
Information Technology	2.9%
Consumer Discretionary	0.7%
Utilities	0.5%
Real Estate	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
DNB Bank ASA	13.0%
Equinor ASA	12.3%
Kongsberg Gruppen ASA	6.7%
Mowi ASA	5.5%
Norsk Hydro ASA	5.2%
Telenor ASA	4.7%
Orkla ASA	4.3%
Aker BP ASA	4.1%
Yara International ASA	3.0%
Storebrand ASA	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
DNB Bank ASA	13.0%
Equinor ASA	12.3%
Kongsberg Gruppen ASA	6.7%
Mowi ASA	5.5%
Norsk Hydro ASA	5.2%
Telenor ASA	4.7%
Orkla ASA	4.3%
Aker BP ASA	4.1%
Yara International ASA	3.0%
Storebrand ASA	2.9%
(a)	Excludes money market funds.

C000108744 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI United Kingdom Small-Cap ETF
Class Name	iShares MSCI United Kingdom Small-Cap ETF
Trading Symbol	EWUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom Small-Cap ETF	$28	0.59%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%	[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(7.46)%	9.35%	1.51%	1.51%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI United Kingdom Small Cap Index	(7.17)	9.80	2.05	2.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 38,730,882
Holdings Count | Holding	215
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$38,730,882
Number of Portfolio Holdings	215
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.3%
Industrials	21.7%
Consumer Discretionary	18.7%
Real Estate	11.5%
Communication Services	6.1%
Materials	4.9%
Information Technology	4.6%
Consumer Staples	3.6%
Health Care	3.0%
Energy	1.8%
Utilities	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Intermediate Capital Group PLC	2.2%
Weir Group PLC (The)	2.1%
Diploma PLC	2.0%
St. James's Place PLC	1.9%
Beazley PLC	1.9%
Rightmove PLC	1.7%
IMI PLC	1.7%
Games Workshop Group PLC	1.6%
Howden Joinery Group PLC	1.4%
ConvaTec Group PLC	1.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Intermediate Capital Group PLC	2.2%
Weir Group PLC (The)	2.1%
Diploma PLC	2.0%
St. James's Place PLC	1.9%
Beazley PLC	1.9%
Rightmove PLC	1.7%
IMI PLC	1.7%
Games Workshop Group PLC	1.6%
Howden Joinery Group PLC	1.4%
ConvaTec Group PLC	1.4%
(a)	Excludes money market funds.

C000133234 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI Japan ETF
Class Name	iShares Currency Hedged MSCI Japan ETF
Trading Symbol	HEWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI Japan ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Japan ETF	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[16],[17]
Expense Ratio, Percent	0.00%	[16],[18],[19]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.57%	6.62%	17.57%	9.43%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Japan 100% Hedged to USD Index	1.67	6.48	17.87	9.98

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 328,951,414
Holdings Count | Holding	16
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$328,951,414
Number of Portfolio Holdings	16
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.1%
Short-term Investments	11.5%
Forward foreign currency exchange contracts, net cumulative depreciation	(2.8)%
Other assets less liabilities	(8.8)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	22.8%
Consumer Discretionary	18.4%
Financials	16.6%
Information Technology	13.8%
Communication Services	8.0%
Health Care	7.5%
Consumer Staples	5.2%
Materials	3.7%
Real Estate	2.2%
Utilities	1.0%
Energy	0.8%
(a)	The underlying fund is iShares MSCI Japan ETF.
(b)	Excludes money market funds.

C000140043 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Qatar ETF
Class Name	iShares MSCI Qatar ETF
Trading Symbol	QAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Qatar ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Qatar ETF	$30	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.33%	6.07%	6.12%	1.09%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI All Qatar Capped Index	4.92	6.88	6.74	1.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 65,197,026
Holdings Count | Holding	34
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$65,197,026
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Financials	55.4%
Industrials	14.2%
Energy	9.5%
Materials	5.9%
Communication Services	5.5%
Real Estate	4.5%
Utilities	2.6%
Consumer Staples	1.4%
Health Care	0.6%
Information Technology	0.4%
Ten largest holdings
Security	Percent of Total Investments
Qatar National Bank QPSC	22.9%
Qatar Islamic Bank QPSC	13.8%
Industries Qatar QSC	7.5%
Qatar Gas Transport Co. Ltd.	4.6%
Commercial Bank PSQC (The)	4.6%
Masraf Al Rayan QSC	4.4%
Qatar International Islamic Bank QSC	4.1%
Ooredoo QPSC	4.0%
Qatar Navigation QSC	3.9%
Qatar Fuel QSC	3.3%

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments
Qatar National Bank QPSC	22.9%
Qatar Islamic Bank QPSC	13.8%
Industries Qatar QSC	7.5%
Qatar Gas Transport Co. Ltd.	4.6%
Commercial Bank PSQC (The)	4.6%
Masraf Al Rayan QSC	4.4%
Qatar International Islamic Bank QSC	4.1%
Ooredoo QPSC	4.0%
Qatar Navigation QSC	3.9%
Qatar Fuel QSC	3.3%

C000140044 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI UAE ETF
Class Name	iShares MSCI UAE ETF
Trading Symbol	UAE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI UAE ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI UAE ETF	$32	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[21]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	16.07%	24.06%	11.29%	2.69%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI All UAE Capped Index	16.41	23.90	12.46	3.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 85,268,357
Holdings Count | Holding	50
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$85,268,357
Number of Portfolio Holdings	50
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	35.8%
Real Estate	26.8%
Communication Services	12.3%
Industrials	9.5%
Consumer Discretionary	6.7%
Energy	5.3%
Utilities	1.8%
Consumer Staples	1.3%
Information Technology	0.5%
Health Care	0.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Emaar Properties PJSC	17.9%
First Abu Dhabi Bank PJSC	12.5%
Emirates Telecommunications Group Co. PJSC	11.5%
Abu Dhabi Islamic Bank PJSC	4.8%
Emirates NBD Bank PJSC	4.7%
Aldar Properties PJSC	4.5%
Dubai Islamic Bank PJSC	4.4%
Abu Dhabi Commercial Bank PJSC	4.2%
ADNOC Drilling Co. PJSC	3.9%
Abu Dhabi National Oil Co. for Distribution PJSC	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Emaar Properties PJSC	17.9%
First Abu Dhabi Bank PJSC	12.5%
Emirates Telecommunications Group Co. PJSC	11.5%
Abu Dhabi Islamic Bank PJSC	4.8%
Emirates NBD Bank PJSC	4.7%
Aldar Properties PJSC	4.5%
Dubai Islamic Bank PJSC	4.4%
Abu Dhabi Commercial Bank PJSC	4.2%
ADNOC Drilling Co. PJSC	3.9%
Abu Dhabi National Oil Co. for Distribution PJSC	2.7%
(a)	Excludes money market funds.

C000141929 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI Eurozone ETF
Class Name	iShares Currency Hedged MSCI Eurozone ETF
Trading Symbol	HEZU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Eurozone ETF	$2(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[22]
Expense Ratio, Percent	0.03%	[22],[23]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.33%	16.42%	13.29%	8.50%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI EMU 100% Hedged to USD Index	10.88	17.19	13.29	8.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 414,839,592
Holdings Count | Holding	12
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$414,839,592
Number of Portfolio Holdings	12
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.6%
Short-term Investments	8.1%
Forward foreign currency exchange contracts, net cumulative appreciation	0.2%
Other assets less liabilities	(7.9)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	22.2%
Industrials	18.8%
Consumer Discretionary	13.6%
Information Technology	12.7%
Health Care	7.4%
Consumer Staples	6.4%
Utilities	5.2%
Communication Services	4.7%
Materials	4.7%
Energy	3.4%
Real Estate	0.9%
(a)	The underlying fund is iShares MSCI Eurozone ETF.
(b)	Excludes money market funds.

C000145378 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI United Kingdom ETF
Class Name	iShares MSCI United Kingdom ETF
Trading Symbol	EWU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI United Kingdom ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom ETF	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.51%	18.58%	9.23%	3.67%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI United Kingdom Index	1.77	18.70	9.76	4.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,323,452,150
Holdings Count | Holding	78
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,323,452,150
Number of Portfolio Holdings	78
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.1%
Consumer Staples	16.1%
Health Care	14.4%
Industrials	14.1%
Energy	11.3%
Materials	6.5%
Consumer Discretionary	5.1%
Utilities	4.2%
Communication Services	2.4%
Information Technology	1.2%
Real Estate	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
AstraZeneca PLC	9.1%
HSBC Holdings PLC	8.2%
Shell PLC	7.9%
Unilever PLC	5.4%
RELX PLC	3.5%
BP PLC	3.4%
Rolls-Royce Holdings PLC	3.1%
British American Tobacco PLC	3.0%
GSK PLC	3.0%
London Stock Exchange Group PLC	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
AstraZeneca PLC	9.1%
HSBC Holdings PLC	8.2%
Shell PLC	7.9%
Unilever PLC	5.4%
RELX PLC	3.5%
BP PLC	3.4%
Rolls-Royce Holdings PLC	3.1%
British American Tobacco PLC	3.0%
GSK PLC	3.0%
London Stock Exchange Group PLC	2.8%
(a)	Excludes money market funds.

C000150700 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Saudi Arabia ETF
Class Name	iShares MSCI Saudi Arabia ETF
Trading Symbol	KSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Saudi Arabia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Saudi Arabia ETF	$37	0.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[25]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(0.40)%	(4.52)%	10.78%	7.92%
MSCI Emerging Markets Index	0.37	10.07	4.26	5.55
MSCI Saudi Arabia IMI 25/50 Index	0.11	(3.76)	11.57	8.73

Performance Inception Date	Sep. 16, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 636,211,555
Holdings Count | Holding	129
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$636,211,555
Number of Portfolio Holdings	129
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	39.5%
Materials	14.7%
Energy	11.0%
Communication Services	9.3%
Utilities	5.6%
Consumer Staples	4.5%
Health Care	4.3%
Industrials	3.1%
Consumer Discretionary	3.0%
Information Technology	2.6%
Real Estate	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Al Rajhi Bank	13.9%
Saudi Arabian Oil Co.	10.5%
Saudi National Bank (The)	7.3%
Saudi Telecom Co.	6.4%
Saudi Arabian Mining Co.	4.2%
ACWA Power Co.	4.0%
Saudi Basic Industries Corp.	3.9%
Riyad Bank	3.2%
Alinma Bank	2.7%
Saudi Awwal Bank	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Al Rajhi Bank	13.9%
Saudi Arabian Oil Co.	10.5%
Saudi National Bank (The)	7.3%
Saudi Telecom Co.	6.4%
Saudi Arabian Mining Co.	4.2%
ACWA Power Co.	4.0%
Saudi Basic Industries Corp.	3.9%
Riyad Bank	3.2%
Alinma Bank	2.7%
Saudi Awwal Bank	2.6%
(a)	Excludes money market funds.

C000168438 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Sustainable Development Goals ETF
Class Name	iShares MSCI Global Sustainable Development Goals ETF
Trading Symbol	SDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Sustainable Development Goals ETF	$24	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(7.05)%	(1.72)%	4.99%	6.84%
MSCI All Country World Index	4.08	15.06	12.79	10.74
MSCI ACWI Sustainable Development Index	(7.27)	(1.68)	4.99	6.93

Performance Inception Date	Apr. 20, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Effective February 3, 2025, the Fund has changed the name of the MSCI ACWI Sustainable Impact Index to the MSCI ACWI Sustainable Development Index.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 182,580,123
Holdings Count | Holding	121
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$182,580,123
Number of Portfolio Holdings	121
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	20.4%
Consumer Staples	20.3%
Information Technology	18.5%
Industrials	14.4%
Real Estate	12.5%
Consumer Discretionary	9.4%
Materials	2.3%
Utilities	2.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	24.5%
United States	23.4%
Japan	10.7%
Denmark	9.7%
Hong Kong	5.3%
Switzerland	3.9%
Taiwan	2.9%
Canada	2.6%
Sweden	2.4%
Germany	1.9%
Other#	12.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000170246 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI EAFE ETF
Class Name	iShares ESG Aware MSCI EAFE ETF
Trading Symbol	ESGD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware MSCI EAFE ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EAFE ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[27]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(0.71)%	9.29%	8.76%	8.25%
MSCI All Country World Index	4.08	15.06	12.79	11.65
MSCI EAFE Extended ESG Focus Index	(1.01)	8.66	8.64	8.24

Performance Inception Date	Jun. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,848,658,111
Holdings Count | Holding	381
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,848,658,111
Number of Portfolio Holdings	381
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.7%
Industrials	17.2%
Health Care	11.9%
Consumer Discretionary	10.9%
Information Technology	9.4%
Consumer Staples	8.3%
Materials	5.6%
Communication Services	4.3%
Energy	3.8%
Utilities	3.0%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.8%
United Kingdom	14.8%
France	11.1%
Switzerland	10.2%
Germany	9.2%
Australia	6.7%
Netherlands	4.7%
Sweden	3.6%
Spain	3.0%
Denmark	3.0%
Other#	11.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000210083 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan Value ETF
Class Name	iShares MSCI Japan Value ETF
Trading Symbol	EWJV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Japan Value ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Value ETF	$7	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.82%	7.82%	10.30%	8.32%
MSCI ACWI ex USA Index	0.08	9.65	7.55	6.12
MSCI Japan Value Index (USD)	0.29	6.82	10.08	8.09

Performance Inception Date	Mar. 05, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 253,107,077
Holdings Count | Holding	115
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$253,107,077
Number of Portfolio Holdings	115
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.6%
Industrials	20.6%
Consumer Discretionary	18.6%
Communication Services	10.9%
Information Technology	5.1%
Real Estate	4.3%
Health Care	4.2%
Consumer Staples	3.6%
Materials	2.9%
Utilities	1.7%
Energy	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	8.8%
Mitsubishi UFJ Financial Group Inc.	7.4%
Sumitomo Mitsui Financial Group Inc.	4.8%
Nintendo Co. Ltd.	4.2%
Mizuho Financial Group Inc.	3.4%
Mitsubishi Corp.	2.9%
KDDI Corp.	2.6%
Mitsui & Co. Ltd.	2.4%
Honda Motor Co. Ltd.	2.1%
SoftBank Corp.	2.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	8.8%
Mitsubishi UFJ Financial Group Inc.	7.4%
Sumitomo Mitsui Financial Group Inc.	4.8%
Nintendo Co. Ltd.	4.2%
Mizuho Financial Group Inc.	3.4%
Mitsubishi Corp.	2.9%
KDDI Corp.	2.6%
Mitsui & Co. Ltd.	2.4%
Honda Motor Co. Ltd.	2.1%
SoftBank Corp.	2.1%
(a)	Excludes money market funds.

C000217590 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG MSCI EM Leaders ETF
Class Name	iShares ESG MSCI EM Leaders ETF
Trading Symbol	LDEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG MSCI EM Leaders ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI EM Leaders ETF	$8	0.16%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[29]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	4.35%	13.66%	3.33%	1.56%
MSCI Emerging Markets Index	0.37	10.07	4.26	2.59
MSCI EM Extended ESG Leaders 5% Issuer Capped Index	3.11	12.63	3.66	1.87

Performance Inception Date	Feb. 05, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 26,538,506
Holdings Count | Holding	456
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$26,538,506
Number of Portfolio Holdings	456
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	27.3%
Consumer Discretionary	16.4%
Communication Services	13.7%
Information Technology	11.8%
Industrials	6.8%
Consumer Staples	5.3%
Materials	5.3%
Energy	4.6%
Health Care	3.8%
Utilities	2.6%
Real Estate	2.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	32.4%
India	18.8%
Taiwan	14.6%
South Korea	6.0%
South Africa	5.7%
Saudi Arabia	3.2%
Brazil	3.2%
Mexico	2.8%
Malaysia	2.5%
United Arab Emirates	2.3%
Other#	8.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000218229 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Kuwait ETF
Class Name	iShares MSCI Kuwait ETF
Trading Symbol	KWT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Kuwait ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kuwait ETF	$39	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[30]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	10.75%	13.24%	13.37%
MSCI Emerging Markets Index	0.37	10.07	1.92
MSCI All Kuwait Select Size Liquidity Capped Index	11.46	14.40	14.30

Performance Inception Date	Sep. 01, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 71,409,890
Holdings Count | Holding	37
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$71,409,890
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	65.0%
Industrials	10.6%
Real Estate	10.2%
Communication Services	5.6%
Consumer Discretionary	4.1%
Materials	1.7%
Consumer Staples	1.2%
Utilities	0.8%
Energy	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
National Bank of Kuwait SAKP	22.5%
Kuwait Finance House KSCP	22.2%
Mobile Telecommunications Co. KSCP	4.3%
Gulf Bank KSCP	3.5%
Mabanee Co. KPSC	3.1%
National Industries Group Holding SAK	2.7%
Warba Bank KSCP	2.3%
Commercial Real Estate Co. KSC	2.2%
Agility Public Warehousing Co. KSC	2.2%
Al Ahli Bank of Kuwait KSCP	2.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
National Bank of Kuwait SAKP	22.5%
Kuwait Finance House KSCP	22.2%
Mobile Telecommunications Co. KSCP	4.3%
Gulf Bank KSCP	3.5%
Mabanee Co. KPSC	3.1%
National Industries Group Holding SAK	2.7%
Warba Bank KSCP	2.3%
Commercial Real Estate Co. KSC	2.2%
Agility Public Warehousing Co. KSC	2.2%
Al Ahli Bank of Kuwait KSCP	2.1%
(a)	Excludes money market funds.

C000219745 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI EAFE ETF
Class Name	iShares ESG Advanced MSCI EAFE ETF
Trading Symbol	DMXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI EAFE ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EAFE ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[31]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(3.16)%	5.64%	8.49%
MSCI All Country World Index	4.08	15.06	12.77
MSCI EAFE Choice ESG Screened Index	(3.50)	5.08	8.35

Performance Inception Date	Jun. 16, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 840,849,574
Holdings Count | Holding	429
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$840,849,574
Number of Portfolio Holdings	429
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.8%
Industrials	19.0%
Information Technology	16.5%
Health Care	15.1%
Consumer Discretionary	6.3%
Materials	5.7%
Communication Services	5.5%
Real Estate	3.7%
Consumer Staples	3.1%
Utilities	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.7%
Switzerland	11.0%
France	9.9%
Netherlands	8.4%
Germany	8.3%
United Kingdom	7.5%
Sweden	6.0%
Denmark	5.3%
Australia	4.2%
Hong Kong	2.8%
Other#	12.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000219747 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI EM ETF
Class Name	iShares ESG Advanced MSCI EM ETF
Trading Symbol	EMXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI EM ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EM ETF	$8	0.16%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[32]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.39%	10.38%	3.70%
MSCI Emerging Markets Index	0.37	10.07	2.28
MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index	1.08	10.69	4.08

Performance Inception Date	Oct. 06, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 86,581,566
Holdings Count | Holding	525
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$86,581,566
Number of Portfolio Holdings	525
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	44.9%
Information Technology	16.4%
Consumer Discretionary	13.4%
Communication Services	7.0%
Consumer Staples	5.1%
Industrials	4.4%
Health Care	3.8%
Materials	2.1%
Real Estate	2.1%
Utilities	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	26.2%
Taiwan	18.9%
India	15.6%
South Korea	6.7%
Saudi Arabia	5.1%
South Africa	5.0%
Brazil	4.1%
Malaysia	2.3%
Mexico	2.1%
United Arab Emirates	2.1%
Other#	11.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000232534 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China Multisector Tech ETF
Class Name	iShares MSCI China Multisector Tech ETF
Trading Symbol	TCHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI China Multisector Tech ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Multisector Tech ETF	$35	0.59%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.59%	[33]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	37.43%	32.87%	(3.70)%
MSCI Emerging Markets Index	0.37	10.07	(0.59)
MSCI China Technology Sub-Industries Select Capped Net Index	36.21	32.09	(3.20)

Performance Inception Date	Jan. 25, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,281,591
Holdings Count | Holding	160
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,281,591
Number of Portfolio Holdings	160
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	42.0%
Consumer Discretionary	25.1%
Communication Services	21.9%
Industrials	7.8%
Financials	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Xiaomi Corp., Class B	4.5%
JD.com Inc., Class A	4.3%
Alibaba Group Holding Ltd.	4.2%
Lenovo Group Ltd.	3.8%
Baidu Inc., Class A	3.8%
NetEase Inc.	3.8%
Tencent Holdings Ltd.	3.8%
PDD Holdings Inc.	3.6%
Kuaishou Technology	3.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Xiaomi Corp., Class B	4.5%
JD.com Inc., Class A	4.3%
Alibaba Group Holding Ltd.	4.2%
Lenovo Group Ltd.	3.8%
Baidu Inc., Class A	3.8%
NetEase Inc.	3.8%
Tencent Holdings Ltd.	3.8%
PDD Holdings Inc.	3.6%
Kuaishou Technology	3.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.5%
(a)	Excludes money market funds.

C000234654 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emergent Food and AgTech Multisector ETF
Class Name	iShares Emergent Food and AgTech Multisector ETF
Trading Symbol	IVEG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Emergent Food and AgTech Multisector ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emergent Food and AgTech Multisector ETF	$24	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[34]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.77%	9.88%	(3.25)%
MSCI All Country World Index	4.08	15.06	11.19
Morningstar® Global Food Innovation Index	2.91	9.90	(3.25)

Performance Inception Date	Apr. 25, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,143,082
Holdings Count | Holding	35
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,143,082
Number of Portfolio Holdings	35
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Materials	46.6%
Industrials	23.1%
Consumer Staples	13.8%
Health Care	12.9%
Information Technology	3.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments
United States	60.0%
Germany	11.8%
France	6.7%
Norway	6.1%
Canada	4.0%
Denmark	3.8%
Japan	3.7%
United Kingdom	3.0%
Netherlands	0.5%
Australia	0.4%

C000236608 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Water Management Multisector ETF
Class Name	iShares MSCI Water Management Multisector ETF
Trading Symbol	IWTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Water Management Multisector ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Water Management Multisector ETF	$23	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[35]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(2.51)%	4.32%	11.61%
MSCI All Country World Index	4.08	15.06	18.30
MSCI ACWI IMI Sustainable Water Transition Extended Capped Index	(1.96)	4.92	11.78

Performance Inception Date	Sep. 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,503,188
Holdings Count | Holding	58
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,503,188
Number of Portfolio Holdings	58
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	40.4%
Information Technology	32.2%
Utilities	16.7%
Consumer Discretionary	7.2%
Materials	3.2%
Real Estate	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	52.5%
Taiwan	11.4%
Switzerland	6.3%
Brazil	5.5%
France	4.7%
Japan	4.6%
Austria	3.1%
China	2.8%
India	2.3%
Portugal	1.4%
Other#	5.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000244562 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Quality Factor ETF
Class Name	iShares MSCI Emerging Markets Quality Factor ETF
Trading Symbol	EQLT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Quality Factor ETF (the “Fund”) for the period of September 4, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Quality Factor ETF	$17(a)	0.35%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 17	[36]
Expense Ratio, Percent	0.35%	[37]
Net Assets	$ 7,633,110
Holdings Count | Holding	315
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,633,110
Number of Portfolio Holdings	315
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Financials	23.3%
Information Technology	22.1%
Consumer Discretionary	14.7%
Communication Services	10.6%
Materials	6.1%
Industrials	6.0%
Consumer Staples	5.1%
Energy	4.5%
Health Care	2.9%
Utilities	2.7%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments
China	27.8%
India	18.7%
Taiwan	15.1%
South Korea	7.8%
Saudi Arabia	5.7%
Brazil	5.5%
South Africa	3.9%
Mexico	2.8%
United Arab Emirates	2.5%
Indonesia	1.9%
Other#	8.3%
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000244564 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Value Factor ETF
Class Name	iShares MSCI Emerging Markets Value Factor ETF
Trading Symbol	EVLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Value Factor ETF (the “Fund”) for the period of September 4, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Value Factor ETF	$17(a)	0.35%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 17	[38]
Expense Ratio, Percent	0.35%	[39]
Net Assets	$ 7,543,473
Holdings Count | Holding	262
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,543,473
Number of Portfolio Holdings	262
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Information Technology	26.2%
Financials	24.0%
Consumer Discretionary	14.7%
Communication Services	9.1%
Industrials	5.5%
Materials	5.1%
Energy	4.7%
Consumer Staples	4.1%
Health Care	2.6%
Utilities	2.4%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments
China	34.4%
Taiwan	17.6%
India	14.5%
South Korea	9.1%
Saudi Arabia	4.8%
Brazil	4.4%
Mexico	2.4%
South Africa	2.3%
Indonesia	1.6%
Turkey	1.6%
Other#	7.3%
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247094 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Paris-Aligned Climate MSCI World ex USA ETF
Class Name	iShares Paris-Aligned Climate MSCI World ex USA ETF
Trading Symbol	PABD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Paris-Aligned Climate MSCI World ex USA ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate MSCI World ex USA ETF	$6	0.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[40]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(1.40)%	8.49%	12.82%
MSCI ACWI ex USA Index	0.08	9.65	14.30
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index	(1.65)	8.29	12.62

Performance Inception Date	Jan. 17, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 99,838,559
Holdings Count | Holding	490
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$99,838,559
Number of Portfolio Holdings	490
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	27.7%
Industrials	17.9%
Health Care	13.4%
Information Technology	10.0%
Consumer Discretionary	9.8%
Real Estate	5.4%
Materials	5.1%
Consumer Staples	5.1%
Communication Services	3.1%
Utilities	2.3%
Energy	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	18.4%
Canada	12.7%
United Kingdom	10.4%
Switzerland	10.2%
France	10.1%
Germany	7.5%
Australia	6.2%
Netherlands	4.1%
Sweden	3.3%
Denmark	3.1%
Other#	14.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000255123 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Quality Factor ETF
Class Name	iShares MSCI Global Quality Factor ETF
Trading Symbol	AQLT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Quality Factor ETF (the “Fund”) for the period of December 11, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Quality Factor ETF	$4(a)	0.17%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[41]
Expense Ratio, Percent	0.17%	[42]
Net Assets	$ 187,311,757
Holdings Count | Holding	316
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$187,311,757
Number of Portfolio Holdings	316
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.8%
Health Care	15.9%
Communication Services	13.4%
Consumer Staples	10.2%
Industrials	9.9%
Financials	9.3%
Consumer Discretionary	5.7%
Exchanged-Traded Funds	3.9%
Materials	1.2%
Energy	0.6%
Other*	0.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	73.5%
Switzerland	4.4%
United Kingdom	3.7%
Netherlands	2.1%
Japan	2.0%
Taiwan	2.0%
India	1.8%
Denmark	1.8%
France	1.6%
Australia	1.4%
Other#	5.7%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[17]	Rounds to less than $1.
[18]	Annualized.
[19]	Rounds to less than 0.01%.
[20]	Annualized.
[21]	Annualized.
[22]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[37]	Annualized.
[38]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[39]	Annualized.
[40]	Annualized.
[41]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[42]	Annualized.